Significant subsequent events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Significant subsequent events
23. Significant subsequent events:
Rights conversion related to the Tokyo Nihonbashi district
redevelopment
project
On May 20, 2020, the rights conversion plan of the Tokyo Nihonbashi district redevelopment project in which Nomura participate as members of the redevelopment partnership was approved by Tokyo Metropolitan Government. The rights conversion became effective on May 29, 2020.
As a result, Nomura is entitled to receive ownership in the redeveloped real estate in the future and cash representing compensation for loss of rental income and other related expenses, in exchange for the assets it held in that area.
Nomura will record
an
income before income taxes of approximately ¥70 billion as the difference between the carrying value of the transferred assets and the fair value of the acquired assets during the first quarter of the fiscal year ending March 31, 2021. In addition, Nomura has committed to purchase other parts of the redeveloped real estate from the partnership upon its completion, and the amount of the commitment is included in Note 21 “
Commitments, contingencies and guarantees
.”